Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2014-1

Collection Period	12/01/15-12/31/15
Determination Date	1/11/2016
Distribution Date	1/15/2016

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-03.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$431,972,173.06
2.	Collections allocable to Principal		$16,519,810.75
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$899,477.49
5.	Pool Balance on the close of the last day of the related Collection Period		$414,552,884.82
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		34,363
7.	Initial Pool Balance		$935,000,026.30
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$250,297,172.93	$232,877,884.69
	d. Class A-4 Note Balance	$119,030,000.00	$119,030,000.00
	e. Class B Note Balance	$14,960,000.00	$14,960,000.00
	f. Class C Note Balance	$22,440,000.00	$22,440,000.00
	g. Class D Note Balance	$20,570,000.00	$20,570,000.00
	h. Note Balance (sum a - g)	$427,297,172.93	$409,877,884.69
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.8690874	0.8086038
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.4570023	0.4383721
10.	Overcollateralization Target Amount		$4,675,000.13
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$4,675,000.13
12.	Weighted Average Coupon	%	7.13%
13.	Weighted Average Original Term (months)	months	65.99
14.	Weighted Average Remaining Term (months)	months	40.58
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$2,630,440.80
	b. Liquidation Proceeds allocable to Finance Charge		$1,540.19
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$2,631,980.99
16.	Principal:
	a. Collections allocable to Principal		$16,519,810.75
	b. Liquidation Proceeds allocable to Principal		$552,102.09
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$17,071,912.84

17.	Total Finance Charge and Principal Collections (15d + 16d)	$19,703,893.83
18.	Interest Income from Collection Account	$3,312.97
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$19,707,206.80
Available Funds
21.	Available Collections	$19,707,206.80
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$19,707,206.80
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$359,976.81
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$359,976.81
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a. Monthly Servicing Fee	$2,699.83
	b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c. Other Unpaid Backup Servicing Fees	$0.00
	d. Amount Paid	$2,699.83
	e. Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$164,778.97
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$164,778.97
	m. Class A-4 Monthly Interest	$130,933.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$130,933.00
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$21,068.67
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$21,068.67
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$36,091.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$36,091.00
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$41,654.25
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$41,654.25
34.	Quaternary Principal Distributable Amount	$12,744,288.11
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$13,501,490.64
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$4,675,000.13
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Additional Servicing Fees, if any	$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$2,631,980.99
	b. Total Daily Deposits of Principal Collections	$17,071,912.84
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$3,312.97
	e. Total Deposits to Collection Account (sum a - d)	$19,707,206.80
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$359,976.81
	b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,699.83
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$17,813,814.13
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,530,716.03
	f. Total Withdrawals from Collection Account (sum a - e)	$19,707,206.80
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$164,778.97
	d. Class A-4 Interest Distribution	$130,933.00
	e. Class B Interest Distribution	$21,068.67
	f. Class C Interest Distribution	$36,091.00
	g. Class D Interest Distribution	$41,654.25
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$17,419,288.24
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$17,813,814.13
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$17,584,067.21
	d. Class A-4 Distribution	$130,933.00
	e. Class B Distribution	$21,068.67
	f. Class C Distribution	$36,091.00
	g. Class D Distribution	$41,654.25
	h. Total Withdrawals from Note Payment Account (sum a - g)	$17,813,814.13

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$1,530,716.03
	b. Reserve Account surplus (Ln 55)	$485.58
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,531,201.61
46.	Withdrawals
	a. Certificateholder Distribution	$1,531,201.61
	b. Total Withdrawals from Certificate Payment Account	$1,531,201.61
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $2,337,500.07	$2,337,500.07
	b. Note Balance	$409,877,884.69
48.	Required Reserve Account Amount	$2,337,500.07
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$2,337,500.07
50.	Investment Earnings	$485.58
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$2,337,985.65
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$485.58
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$2,337,500.07
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$359,976.81
60.	Amount to be paid to Backup Servicer from the Collection Account	$2,699.83
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$17,813,814.13
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,530,716.03
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$485.58
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$17,584,067.21
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$130,933.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account	$21,068.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account	$36,091.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account	$41,654.25
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,531,201.61

Delinquency Activity
		Number of Loans	Principal Balance
73.	Delinquency Analysis
	a. 31 to 60 days past due	845	$12,237,784.58
	b. 61 to 90 days past due	364	$5,006,593.39
	c. 91 to 120 days past due	108	$1,464,363.00
	d. 121 or more days past due	2	$28,820.15
	e. Total Past Due (sum a - d)	1,319	$18,737,561.12
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 73e / Ln 5)%		4.5199%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

74.	Defaulted Receivables (charge-offs)	83	$899,477.49
75.	Liquidation Proceeds (recoveries)	162	$553,642.28
76.	Net Losses (Ln 74 - Ln 75)		$345,835.21
77.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 76 / Ln 1)%		0.0801%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	1,381	$19,440,163.27
79.	Liquidation Proceeds (recoveries)	1,125	$9,477,775.45
80.	Cumulative Net Losses (Ln 78 - Ln 79)		$9,962,387.82
81.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 80 / Ln 7)%		1.0655%
82.	Average Net Loss on Defaulted Receivables		$7,213.89

Servicer Covenant
83.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,202,307,000.00
84.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 11, 2016.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer